Transactions With Related Parties - Additional Information (Detail)				12 Months Ended
	Jun. 05, 2020 USD ($)	Apr. 01, 2020 EUR (€)	Jan. 25, 2016 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 13, 2020
Related Party Transaction [Line Items]
Management fee, per day, per vessel				$ 280
Due to related parties, current, total				$ 4,659,861	$ 7,043,121
Equity Method Investment Ownership Percentage				50.10%	50.10%		51.00%
Proceeds From Unconsolidated Joint Ventures And Subsidiaries Classified As Financing Activities				$ 1,841,380	$ 4,958,250
Eco Alice [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 24,000,000
Eco Texiana [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 19,500,000
The Manager [Member]
Related Party Transaction [Line Items]
Management fee, per day, per vessel				440
Management fee, per day, per vessel, under bareboat charter				$ 125
Crew management fee, per month, per vessel						$ 2,500
Sales and purchase broker commission fee, percentage				1.00%
Due to related parties, current, total				$ 3,701,903	2,084,871
Proceeds From Unconsolidated Joint Ventures And Subsidiaries Classified As Financing Activities				957,958	$ 4,958,250
The Manager [Member] | Additional Charge Per Day When Visits Exceed Five Days In Twelve Month Period [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				$ 500
Brave [Member] | Vessel Construction Fee Per Vessel [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party | €			€ 490,000
Brave [Member] | Capitalized Construction Supervision Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party | €		€ 390,000